Contingent Liability (Narrative) (Details) - Lion Truck Body Incorporated [Member] $ in Millions	Jul. 07, 2022 USD ($)
Disclosure of contingent liabilities [line items]
Current portion of term loan	$ 1.5
Interest rate per annum	3.75%